Liquidity and Going Concern (Details) € in Thousands, shares in Thousands, $ in Thousands		3 Months Ended		6 Months Ended
	Sep. 13, 2024 shares	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jul. 29, 2025 USD ($)	Jul. 29, 2025 EUR (€)	Dec. 31, 2024 USD ($)
Debt Instrument [Line Items]
Operating losses		$ 1,010	$ 7,740	$ 2,788	$ 23,241
Cash and cash equivalents		6,064	$ 13,474	6,064	$ 13,474			$ 14,754
Long-term debt		4,882		4,882
Current portion of long-term debt		3,905		3,905				3,905
Minimum cash requirement		15,000		15,000
Treasury stock reissued (in shares) | shares	35,000
Discontinued Operations, Held-for-Sale
Debt Instrument [Line Items]
Cash and cash equivalents classified as held for sale		21,383		21,383
Discontinued Operations, Held-for-Sale | Light-Duty
Debt Instrument [Line Items]
Cash and cash equivalents classified as held for sale		$ 15,319		$ 15,319				$ 22,892
Subsequent Event | Discontinued Operations, Disposed of by Sale | Light-Duty
Debt Instrument [Line Items]
Net proceeds from sale						$ 62,513	€ 53,600